Courseware (Tables)	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Courseware Tables [Abstract]
Intangible Assets

Courseware consisted of the following at July 31, 2013 and April 30, 2013:

	July 31,	April 30,
	2013	2013
Courseware	$2,098,038	$2,097,538
Accumulated amortization	(1,919,914)	(1,889,443)
Courseware, net	$178,124	$208,095

Courseware consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Courseware	$2,097,538	$2,097,538	$2,072,238
Accumulated amortization	(1,889,443)	(1,843,967)	(1,702,407)
Courseware, net	$208,095	$253,571	$369,831

Schedule of Courseware Future Amortization Expense	The following is a schedule of estimated future amortization expense of courseware at July 31, 2013:

Year Ending April 30,
2014	$74,859
2015	65,117
2016	27,830
2017	9,196
2018	1,122
Total	$178,124
Estimated future amortization expense of course curricula as of April 30, 2013 is as follows:

Year Ending April 30,
2014	$105,246
2015	65,017
2016	27,730
2017	9,095
2018	1,007
Total	$208,095